TAXES RECOVERABLE (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
VAT recoverable	$ 667	$ 2,328
GST recoverable	16	16
Income taxes recoverable	2,685	2,700
Total taxes recoverable	$ 3,368	$ 5,044